Commitments and Contingencies - Schedule of Lease Costs Related to Finance and Operating Leases (Details) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Finance lease cost
Amortization of leased assets	$ 149,239		$ 45,931		$ 367,894		$ 45,931		$ 130,037
Interest of lease liabilities	116,352		30,405		309,337		30,405		102,561
Operating lease cost
Operating lease cost	2,286,554	[1]	2,181,983	[1]	5,933,502	[1]	5,396,050	[1]	9,146,119	[2]	$ 4,543,803	[2]
Total lease cost	$ 2,552,145		$ 2,258,319		$ 6,610,733		$ 5,472,386		$ 9,378,717		$ 4,543,803

[1]	Expenses are classified within Aircraft Rent on the Company's condensed consolidated statements of operations.
[2]	Expenses are classified within Aircraft Rent on the Company's consolidated statements of operations.